CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Consolidated VIEs	Dec. 31, 2012 Consolidated VIEs	Dec. 31, 2013 Series A convertible preferred shares	Dec. 31, 2012 Series A convertible preferred shares	Dec. 31, 2013 Series B convertible preferred shares	Dec. 31, 2012 Series B convertible preferred shares
Accounts payable (in dollars)	$ 18,677	$ 9,150	$ 36	$ 61
Advance from customers (in dollars)	10,263	7,098	4	13
Accrued expenses and other current liabilities (in dollars)	15,560	12,811	1,449	524
Convertible notes, net of discount due to beneficial conversion feature (in dollars)		7,788	0	0
Series C convertible redeemable preferred shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Series C convertible redeemable preferred shares, shares authorized	9,651,565	9,651,565
Series C convertible redeemable preferred shares, shares issued		9,651,565
Series C convertible redeemable preferred shares, shares outstanding		0
Series C convertible redeemable preferred shares, liquidation value (in dollars)		52,500
Convertible preferred shares, par value (in dollars per share)					$ 0.000067	$ 0.000067	$ 0.000067	$ 0.000067
Convertible preferred shares, shares authorized					15,000,000	15,000,000	17,522,725	17,522,725
Convertible preferred shares, shares issued					0	15,000,000	0	17,522,725
Convertible preferred shares, shares outstanding					0	15,000,000	0	17,522,725
Convertible preferred shares, liquidation value (in dollars)						$ 5,000		$ 11,270
Ordinary shares, par value (in dollars per share)	$ 0.000067	$ 0.000067
Ordinary shares, shares authorized	707,825,710	707,825,710
Ordinary shares, shares issued	99,194,991	36,680,558
Ordinary shares, shares outstanding	99,194,991	36,680,558